INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Provisions for Federal Income Tax
	Year Ended December 31, 2015	From Inception (December 19, 2014) to December 31, 2014
Income tax expense (benefit) at statutory rate	$(248,500)	$(6,630)
Permanent differences	87,700	—
Change in valuation allowance	160,800	6,630
Income tax benefit	$—	$—

Schedule of Deferred Tax Assets
	Year Ended December 31, 2015	From Inception (December 19, 2014) to December 31, 2014
Net operating loss	$167,430	$6,630
Valuation allowance	(167,430)	(6,630)
Net deferred tax asset	$—	$—